10. COMMON STOCK (Details 2) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Stock-based compensation	$ 9,402	$ 0	$ 9,402	$ 0
General and administration
Stock-based compensation	$ 9,402	$ 0	$ 9,402	$ 0